UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

International Equity ETF (TOUS)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about International Equity ETF (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity ETF	$56	0.50%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  The industrials and business services sector contributed the most to performance versus the MSCI EAFE Index Net due to positive stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period amid a multiyear turnaround under a new chief executive, was a key contributor. Favorable stock selection in the consumer discretionary sector also helped relative returns.

  Communication services detracted the most from relative performance due to adverse stock selection. SoftBank was a key detractor owing to an underweight position in the Japanese technology conglomerate, whose shares more than doubled over the period. Energy stocks also weighed on relative returns due to negative selection and an overweight allocation.

  The fund seeks to generate strong after-tax returns by using a strategic investment approach leveraging the fundamental research produced by the firm’s global analyst team combined with active tax management. Bottom-up stock selection, informed by an awareness of the global macro backdrop and the outlook for specific industries, sectors, and countries, drives the fund’s allocations. Information technology was the largest overweight sector at period-end, while utilities was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	ETF (Based on Net Asset Value)	Regulatory/Strategy Benchmark
6/14/23	10,000	10,000
7/31/23	10,208	10,207
10/31/23	9,080	9,096
1/31/24	10,373	10,529
4/30/24	10,747	10,791
7/31/24	11,253	11,351
10/31/24	11,137	11,185
1/31/25	11,421	11,440
4/30/25	12,432	12,147
7/31/25	13,074	12,800
10/31/25	13,948	13,761

202505-4541202, 202512-4881084

ETF1076-052 12/25

Average Annual Total Returns

Fund	1 Year	Since Inception 6/14/23
International Equity ETF (Based on Net Asset Value)	25.24%	15.01%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03%	14.36%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$991,813
  Number of Portfolio Holdings185
  Investment Advisory Fees Paid (000s)$2,434
  Portfolio Turnover Rate34.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.4%
Industrials & Business Services	19.2
Health Care	11.0
Information Technology	10.7
Consumer Discretionary	9.7
Consumer Staples	7.7
Materials	5.1
Communication Services	4.4
Energy	3.9
Other	4.9

Top Ten Holdings (as a % of Net Assets)

ASML Holding	2.8%
AstraZeneca	2.4
Rolls-Royce Holdings	2.1
UniCredit	1.8
Unilever	1.4
Siemens	1.4
Prosus	1.3
Sony Group	1.3
Mitsubishi UFJ Financial Group	1.3
SAP	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Equity ETF (TOUS)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$26,647	$26,450
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
October 31, 2025
T. ROWE PRICE
TOUS	International Equity ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended		6/14/23(1) Through
	10/31/25	10/31/24	10/31/23
NET ASSET VALUE
Beginning of period	$ 27.70	$ 22.70	$ 25.00
Investment activities
Net investment income(2)(3)	0.85	0.64	0.15
Net realized and unrealized gain/loss	5.92	4.49	(2.45)
Total from investment activities	6.77	5.13	(2.30)
Distributions
Net investment income	(0.79)	(0.13)	-
NET ASSET VALUE
End of period	$ 33.68	$ 27.70	$ 22.70
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	25.24%	22.65%	(9.20)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.50%	0.50%	0.50%(5)
Net expenses after waivers/payments by Price Associates	0.50%	0.50%	0.50%(5)
Net investment income	2.71%	2.35%	1.60%(5)
Portfolio turnover rate(6)	34.7%	41.8%	8.9%
Net assets, end of period (in thousands)	$ 991,813	$ 84,491	$ 61,282

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

October 31, 2025
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.5%
Common Stocks 0.5%
MercadoLibre (USD) (1)	2,287	5,322
Total Argentina (Cost $4,746)		5,322
AUSTRALIA 2.6%
Common Stocks 2.6%
ANZ Group Holdings	83,527	2,001
BHP Group, Class DI (GBP) (2)	284,337	8,096
Brambles	181,917	2,956
Downer EDI	1,315,294	6,643
Qantas Airways	324,179	2,160
Telstra Group	483,484	1,545
Westpac Banking	99,354	2,514
Total Australia (Cost $21,711)		25,915
AUSTRIA 1.6%
Common Stocks 1.6%
BAWAG Group	67,537	8,728
Erste Group Bank	27,484	2,847
OMV	85,829	4,699
Total Austria (Cost $14,149)		16,274
BELGIUM 0.3%
Common Stocks 0.3%
Warehouses De Pauw	108,713	2,761
Total Belgium (Cost $2,629)		2,761
CANADA 3.5%
Common Stocks 3.5%
Canadian National Railway	77,644	7,445
Cenovus Energy (2)	194,955	3,294
Constellation Software	1,180	3,105
Descartes Systems Group (1)(2)	39,825	3,517

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Element Fleet Management	190,010	5,125
Great-West Lifeco	74,079	3,141
National Bank of Canada	18,260	2,040
Shopify, Class A (1)	29,468	5,124
TMX Group	55,408	2,044
Total Canada (Cost $31,946)		34,835
CHINA 0.8%
Common Stocks 0.8%
Alibaba Group Holding (HKD)	277,868	5,913
Tencent Holdings (HKD)	23,300	1,892
Total China (Cost $5,947)		7,805
DENMARK 0.7%
Common Stocks 0.7%
Novo Nordisk, Class B	99,901	4,918
Orsted (1)	109,655	1,960
Total Denmark (Cost $8,759)		6,878
FINLAND 0.6%
Common Stocks 0.6%
Sampo, Class A	403,289	4,495
Stora Enso, Class R	167,149	1,947
Total Finland (Cost $5,858)		6,442
FRANCE 11.9%
Common Stocks 11.9%
Air Liquide	14,388	2,785
Airbus	40,744	10,046
Alstom (1)	129,483	3,238
AXA	253,736	11,009
BNP Paribas	91,104	7,057
Cie de Saint-Gobain	37,342	3,624
Dassault Aviation	23,928	7,711

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Engie	191,553	4,485
EssilorLuxottica	4,051	1,483
Eurofins Scientific	49,803	3,513
Hermes International	1,185	2,932
Legrand	20,279	3,502
LVMH Moet Hennessy Louis Vuitton	7,724	5,459
Safran	18,884	6,710
Sanofi	99,711	10,087
Sartorius Stedim Biotech	20,538	4,912
Schneider Electric	15,539	4,427
Societe Generale	133,535	8,469
TotalEnergies	163,957	10,237
Vinci	50,589	6,765
Total France (Cost $114,266)		118,451
GERMANY 8.2%
Common Stocks 8.2%
Allianz	6,876	2,763
BASF	79,547	3,925
Covestro (1)	28,257	1,974
Daimler Truck Holding	80,992	3,246
Deutsche Telekom	366,075	11,339
DHL Group	74,272	3,413
Heidelberg Materials	29,152	6,839
Infineon Technologies	77,293	3,068
KION Group	58,588	4,163
Muenchener Rueckversicherungs-Gesellschaft	5,313	3,287
Qiagen	81,471	3,835
SAP	47,696	12,405
Siemens	48,505	13,746
Siemens Healthineers	126,357	7,082
Total Germany (Cost $78,334)		81,085

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
HONG KONG 0.9%
Common Stocks 0.9%
AIA Group	405,200	3,943
Galaxy Entertainment Group	399,000	1,988
HKT Trust & HKT	769,000	1,123
Techtronic Industries	136,500	1,592
Total Hong Kong (Cost $7,599)		8,646
HUNGARY 0.5%
Common Stocks 0.5%
OTP Bank	48,273	4,608
Total Hungary (Cost $3,349)		4,608
INDIA 0.3%
Common Stocks 0.3%
ICICI Bank, ADR (USD)	91,072	2,759
Total India (Cost $2,832)		2,759
IRELAND 0.8%
Common Stocks 0.8%
Kingspan Group	31,831	2,383
Ryanair Holdings	181,960	5,509
Total Ireland (Cost $7,902)		7,892
ITALY 4.8%
Common Stocks 4.8%
Enel	1,035,096	10,471
Ferrari	10,074	4,034
Generali	235,582	9,069
Leonardo	109,208	6,425
UniCredit	242,876	17,984
Total Italy (Cost $42,108)		47,983

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
JAPAN 20.8%
Common Stocks 20.8%
Ajinomoto	174,500	4,949
Asahi Group Holdings	378,500	4,081
Asics	132,900	3,384
Calbee (2)	112,498	2,094
Chugai Pharmaceutical	101,300	4,636
Disco	8,890	2,952
Food & Life	62,600	3,053
Fujitsu	181,000	4,717
Hikari Tsushin	8,500	2,251
Hitachi	316,700	10,818
Isetan Mitsukoshi Holdings	223,600	3,509
Kajima	72,700	2,344
KDDI	362,800	5,783
Keyence	9,400	3,489
Komatsu	108,200	3,619
Kyushu Railway	134,700	3,416
MatsukiyoCocokara	163,700	2,966
Mitsubishi Electric	225,400	6,400
Mitsubishi Estate	357,000	7,565
Mitsubishi UFJ Financial Group	828,700	12,518
Mitsui Fudosan	382,500	3,983
MS&AD Insurance Group Holdings	118,400	2,448
Nintendo	18,300	1,561
Nippon Sanso Holdings	163,400	5,427
Nippon Steel (2)	1,103,500	4,549
Olympus	231,622	2,851
ORIX	227,600	5,567
Recruit Holdings	123,000	6,099
Renesas Electronics	949,400	11,725
Resona Holdings	417,100	4,021
Seven & i Holdings	527,900	6,715

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Shimizu	216,000	2,899
Shin-Etsu Chemical	182,218	5,477
Sony Group	453,000	12,616
Sumitomo	165,400	4,812
Sumitomo Mitsui Trust Group	106,500	2,925
Taiheiyo Cement	171,600	4,656
Takeda Pharmaceutical (2)	250,700	6,766
Tokyo Electron	21,500	4,740
Toyota Motor	474,600	9,676
Unicharm	387,400	2,397
Total Japan (Cost $195,622)		206,454
NETHERLANDS 9.5%
Common Stocks 9.5%
ABN AMRO Bank, CVA	105,304	3,146
Adyen (1)	4,102	7,029
AerCap Holdings (USD)	28,926	3,767
Akzo Nobel	39,219	2,592
Argenx, ADR (USD) (1)	4,850	3,970
ASM International	6,530	4,237
ASML Holding	25,881	27,365
ASR Nederland	43,355	2,893
CVC Capital Partners	196,302	3,279
Heineken (2)	21,467	1,662
ING Groep, CVA	429,051	10,713
Koninklijke	696,228	3,222
Koninklijke Ahold Delhaize	51,672	2,114
Koninklijke Philips	185,217	5,074
Prosus	187,362	12,950
Total Netherlands (Cost $79,125)		94,013
PORTUGAL 1.7%
Common Stocks 1.7%
Banco Comercial Portugues, Class R	3,761,245	3,320

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Galp Energia SGPS	388,582	7,807
Jeronimo Martins	216,496	5,576
Total Portugal (Cost $14,424)		16,703
SINGAPORE 1.4%
Common Stocks 1.4%
DBS Group Holdings	95,950	3,972
Sea, ADR (USD) (1)	32,754	5,118
United Overseas Bank	199,793	5,314
Total Singapore (Cost $13,623)		14,404
SOUTH KOREA 1.3%
Common Stocks 1.3%
Hyundai Motor	10,556	2,141
KT, ADR (USD)	190,256	3,529
Samsung Electronics	92,761	6,983
Total South Korea (Cost $9,547)		12,653
SPAIN 1.1%
Common Stocks 1.1%
Amadeus IT Group, Class A	66,183	5,059
Banco Bilbao Vizcaya Argentaria	268,157	5,402
Total Spain (Cost $10,177)		10,461
SWEDEN 2.6%
Common Stocks 2.6%
Assa Abloy, Class B	96,492	3,636
Essity Aktiebolag, Class B	318,556	8,750
Spotify Technology (USD) (1)	8,317	5,450
Swedbank, Class A	80,375	2,440
Telefonaktiebolaget LM Ericsson, Class B	583,032	5,916
Total Sweden (Cost $24,524)		26,192

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
SWITZERLAND 3.9%
Common Stocks 3.9%
Alcon	29,823	2,223
Cie Financiere Richemont, Class A	27,418	5,423
Julius Baer Group (2)	71,908	4,854
Nestle	45,198	4,319
Novartis	61,763	7,644
Partners Group Holding	1,885	2,308
Roche Holding	36,508	11,826
Total Switzerland (Cost $38,585)		38,597
TAIWAN 0.7%
Common Stocks 0.7%
Taiwan Semiconductor Manufacturing	138,000	6,674
Total Taiwan (Cost $4,003)		6,674
UNITED KINGDOM 18.3%
Common Stocks 18.3%
3i Group	56,577	3,274
AstraZeneca, ADR (USD)	285,716	23,543
Aviva	538,710	4,735
Barclays	2,039,491	10,939
BP	908,605	5,323
British American Tobacco	108,722	5,568
BT Group	2,379,747	5,808
Bunzl	117,325	3,566
Compass Group	164,013	5,429
GSK, ADR (USD) (2)	102,240	4,791
HSBC Holdings	746,234	10,447
Imperial Brands	291,068	11,565
Informa	197,975	2,521
Lloyds Banking Group	3,723,677	4,366
London Stock Exchange Group	17,053	2,125

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
National Grid	354,103	5,310
Prudential	430,203	5,983
RELX	77,098	3,408
Rolls-Royce Holdings	1,344,537	20,691
Segro	582,810	5,348
Shell	185,341	6,948
Smiths Group	64,714	2,143
SSE	108,021	2,721
Standard Chartered	330,030	6,775
Taylor Wimpey	1,309,052	1,811
Unilever	234,712	14,084
Wise, Class A (1)	169,757	2,159
Total United Kingdom (Cost $161,422)		181,381
UNITED STATES 0.3%
Common Stocks 0.3%
Amcor	326,786	2,582
Total United States (Cost $2,839)		2,582
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, 4.01% (3)	8,646,723	8,647
Total Short-Term Investments (Cost $8,647)		8,647

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 4.12% (3)(4)	21,436,739	21,437
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		21,437
Total Securities Lending Collateral (Cost $21,437)		21,437
Total Investments 102.6% of Net Assets (Cost $936,110)		$1,017,854

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	See Note 4. All or a portion of this security is on loan at October 31, 2025.
(3)	Seven-day yield
(4)	Affiliated Companies

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	U.S. Dollar

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	11/5/25	USD	495	JPY	76,136	$—
Net unrealized gain (loss) on open forward currency exchange contracts						$—

T. ROWE PRICE INTERNATIONAL EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/24	Purchase Cost	Sales Cost	Value 10/31/25
T. Rowe Price Government Reserve Fund	$2,519	¤	¤	$21,437
	Total			$21,437^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $21,437.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

October 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $936,110)	$1,017,854
Receivable for shares sold	16,822
Receivable for investment securities sold	5,163
Dividends receivable	1,878
Foreign currency (cost $123)	123
Other assets	8
Total assets	1,041,848
Liabilities
Payable for investment securities purchased	23,752
Obligation to return securities lending collateral	21,437
Due to custodian	4,458
Investment management and administrative fees payable	388
Total liabilities	50,035
NET ASSETS	$991,813
Net Assets Consists of:
Total distributable earnings (loss)	$89,698
Paid-in capital applicable to 29,450,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	902,115
NET ASSETS	$991,813
NET ASSET VALUE PER SHARE	$33.68
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
10/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,575)	$15,579
Securities lending	58
Interest	7
Total income	15,644
Expenses
Investment management and administrative expense	2,434
Miscellaneous expense	1
Total expenses	2,435
Net investment income	13,209
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(2,026)
In-kind redemptions	18,451
Forward currency exchange contracts	(4)
Foreign currency transactions	87
Net realized gain	16,508
Change in net unrealized gain / loss
Securities	75,524
Other assets and liabilities denominated in foreign currencies	(44)
Change in unrealized gain / loss	75,480
Net realized and unrealized gain / loss	91,988
INCREASE IN NET ASSETS FROM OPERATIONS	$105,197
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended
	10/31/25	10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$13,209	$1,882
Net realized gain	16,508	317
Change in net unrealized gain / loss	75,480	12,502
Increase in net assets from operations	105,197	14,701
Distributions to shareholders
Net earnings	(2,404)	(375)
Capital share transactions*
Shares sold	873,040	13,007
Shares redeemed	(68,511)	(4,124)
Increase in net assets from capital share transactions	804,529	8,883
Net Assets
Increase during period	907,322	23,209
Beginning of period	84,491	61,282
End of period	$991,813	$84,491
*Share information (000s)
Shares sold	28,500	500
Shares redeemed	(2,100)	(150)
Increase in shares outstanding	26,400	350
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE INTERNATIONAL EQUITY ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE INTERNATIONAL EQUITY ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$60,831	$926,939	$—	$987,770
Short-Term Investments	8,647	—	—	8,647
Securities Lending Collateral	21,437	—	—	21,437
Total	90,915	926,939	—	1,017,854
Forward Currency Exchange Contracts	—	—	—	—
Total	$90,915	$926,939	$—	$1,017,854
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the year ended October 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of October 31, 2025, the fund held foreign exchange derivatives with a fair value of less than $1,000.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location of Gain (Loss) on Statement of Operations
Forward Currency Exchange Contracts
Realized Gain (Loss)
Foreign exchange derivatives	$(4)
Counterparty Risk and Collateral
The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with

T. ROWE PRICE INTERNATIONAL EQUITY ETF

each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2025, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund's foreign currency exposure from one country to another, or to enhance the fund's return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in

T. ROWE PRICE INTERNATIONAL EQUITY ETF

excess of the fund’s initial investment. During the year ended October 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2025, the value of loaned securities was $20,416,000; the value of cash collateral and related investments was $21,437,000.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $228,078,000 and $169,583,000, respectively, for the year ended October 31, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $821,011,000 and $67,620,000, respectively, for the year ended October 31, 2025.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
	October 31,	October 31,
	2025	2024
Ordinary income (including short-term capital gains, if any)	$2,404	$375
At October 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:

T. ROWE PRICE INTERNATIONAL EQUITY ETF

($000s)
Cost of investments	$940,513
Unrealized appreciation	$100,855
Unrealized depreciation	(23,558)
Net unrealized appreciation (depreciation)	$77,297
At October 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed ordinary income	$17,308
Net unrealized appreciation (depreciation)	77,297
Loss carryforwards and deferrals	(4,907)
Total distributable earnings (loss)	$89,698
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Further, a portion of the fund’s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.
NOTE  6  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the

T. ROWE PRICE INTERNATIONAL EQUITY ETF

accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  7  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.
As of October 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 965,366 shares of the fund, representing 3% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and

T. ROWE PRICE INTERNATIONAL EQUITY ETF

sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  8  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  9  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events

T. ROWE PRICE INTERNATIONAL EQUITY ETF

may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price International Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Equity ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the years ended October 31, 2025 and 2024, and for the period June 14, 2023 (inception) through October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the years ended October 31, 2025 and 2024, and for the period June 14, 2023 (inception) through October 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. The fund’s distributions to shareholders included:
For taxable non-corporate shareholders, $15,422,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $14,741,000 and foreign taxes paid of $1,085,000.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1076-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025